Net (Loss) Income Per Share (Details) - Schedule of Excluded from the Computation of Diluted Net Earnings Per Share of Class A Common Stock - USD ($)		3 Months Ended	6 Months Ended
		Jun. 30, 2024	Jun. 30, 2024
Warrant [Member]
Schedule of Excluded from the Computation of Diluted Net Earnings Per Share of Class A Common Stock [Line Items]
Potentially dilutive securities	[1]	$ 13,800,000	$ 13,800,000
Series A Preferred Stock [Member]
Schedule of Excluded from the Computation of Diluted Net Earnings Per Share of Class A Common Stock [Line Items]
Potentially dilutive securities	[2]	$ 1,500,000	$ 1,500,000

[1]	Represents number of instruments outstanding at the end of the period that were evaluated under the treasury stock method for potentially dilutive effects and were determined to be anti-dilutive.
[2]	Represents number of Preferred Units outstanding at the end of the period that were excluded using the if-converted method.